Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-09 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	2.20%	9.64%	9.67%	1.69%	7.37%	7.50%	1.59%	7.26%	7.39%	18.40%	15.22%	13.88%